Intangibles and Other Assets (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Intangibles and Other Assets by Major Class [Line Items]
Financing costs, accumulated amortization	$ 8.2	$ 17.8
Customer Relationships
Intangibles and Other Assets by Major Class [Line Items]
Amortizable intangible assets, accumulated amortization	7.5	6.7
Patents
Intangibles and Other Assets by Major Class [Line Items]
Amortizable intangible assets, accumulated amortization	0.7	0.6
VERSO PAPER HOLDINGS LLC
Intangibles and Other Assets by Major Class [Line Items]
Financing costs, accumulated amortization	8.2	16.1
VERSO PAPER HOLDINGS LLC | Customer Relationships
Intangibles and Other Assets by Major Class [Line Items]
Amortizable intangible assets, accumulated amortization	7.5	6.7
VERSO PAPER HOLDINGS LLC | Patents
Intangibles and Other Assets by Major Class [Line Items]
Amortizable intangible assets, accumulated amortization	$ 0.7	$ 0.6